Net Income Per Common Share - Schedule of Net Income per Common Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net income applicable to controlling interests	$ 523	$ 283
Less: Preferred share dividends	(40)	(53)
Loss on redemption of preferred shares (note 26)	(84)
Net income applicable to common shares	$ 399	$ 230
Denominator:
Weighted average number of common shares outstanding (in shares)	281.0	279.9
Dilutive equity instruments (in shares)	2.3	1.8
Weighted average number of common shares outstanding - diluted (in shares)	283.3	281.7
Basic net income per common share (in shares)	$ 1.42	$ 0.82
Diluted net income per common share (in shares)	$ 1.41	$ 0.82
Anti-dilutive share options excluded from diluted income per share (in shares)		1.7